Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,505,227.49
Previously Paid Amount	0.00
Total Fee Amount	18,575.17
Total Offset Amount	0.00
Net Fee	$ 18,575.17
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A